Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

October 15, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 002-22019)

on behalf of Eaton Vance Multi-Cap Growth Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated September 29, 2014 to the Prospectus and Summary Prospectus each dated January 1, 2014 of the Fund.  The purpose of the filing is to submit the 497(e) filing dated September 29, 2014 in XBRL for the Fund.

Please contact me at (617) 672-8509, or fax number (617) 672-1509 if you have any questions or comments.

Very truly yours,

/s/ Deanna R. Berry

Deanna R. Berry

Assistant Vice President